Subsequent event	12 Months Ended
Dec. 31, 2017
Subsequent event
Subsequent event

30.          Subsequent event:

On February 22, 2018, the Company declared a quarterly dividend of C$0.37 per common share payable on March 29, 2018 to shareholders of record at the close of business on March 15, 2018.